Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Revenue	$ 149,080	$ 97,124	$ 111,964
Expenses
Selling, general and administrative (recovery)	268,323	(356,207)	277,003
Direct costs	72,282	74,892	44,936
Development costs	52,000	49,998	57,721
Bad debt expense		32,386
Share-based payments	1,780	4,861	27,758
Depreciation – right-of-use asset	16,788	22,469
Depreciation – property and equipment	2,505	3,455	4,410
Total Expenses (Recovery)	413,678	(168,146)	411,828
Income / (Loss) from Operations	(264,598)	265,270	(299,864)
Net Finance Charges
Interest (income) expense	2,270	(20,954)	4,231
Foreign exchange (gain) loss	149,933	49,169	2,867
Profit / (Loss) Before Income Tax	(416,801)	237,055	(306,962)
Income tax expense	2,876	3,436	7,560
Net Profit (Loss) for the Period	(419,677)	233,619	(314,522)
Other Comprehensive Income
Exchange gain (loss) on translating foreign operations	151,420	165,461	(14,377)
Total Comprehensive Income (Loss)	$ (268,257)	$ 399,080	$ (328,899)
Earnings (Loss) per Share
Basic (in CAD per share)	$ (0.01)	$ 0.01	$ 0
Diluted (in CAD per share)	$ (0.01)	$ 0.01	$ 0
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	35,529,132	35,529,132	35,529,132
Diluted (in shares)	39,485,448	35,529,132	35,529,132